Employee Share Ownership Plans - Additional Information (Detail) - BHP Group Limited [member]		12 Months Ended
	Jun. 01, 2022 shares	Jun. 30, 2022 shares
Uplift Awards [Member]
Statement [Line Items]
Share based compensation by share based award equity instruments other than options granted	1,574,034
Uplift awards multiplier	1.1205
Unification [Member]
Statement [Line Items]
Number of shares received for every share in the old company		1